Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended								0 Months Ended
	Feb. 14, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014	Feb. 04, 2013 Syndicated secured term loan facility	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 6.5% Drill Rigs Senior Secured Notes	Jul. 12, 2013 Loan Facilities Drilling Segment 1	Jul. 12, 2013 Loan Facilities Drilling Segment 2	Jul. 12, 2013 Aggregate amount repaid
Loans with breached covenants		$ 804,789
Reclassification Of Long Term Debt		1,058,113
Working capital deficit		679,180
Purchase obligations funded by short term capital commitments				1,256,616
Term loan facility					1,350,000	1,800,000
Number of Ocean Rig common shares sold through a public offering	7,500,000
Proceeds From Sale Of Subsidiarys Common Stock	123,084
Debt Instrument, Face Amount							800,000	495,000	495,000
Payments of long-term credit facility		$ (154,134)	$ (214,032)							$ (1,600,000)